Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net (loss) income	$ 8,232	$ 8,231	$ (1,320)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	563	(737)	254
Other accrued liabilities	934	298	56
Net cash provided by operating activities	(183)	3,296	13,121
Cash flows from financing activities
Dividends paid	(3,186)	(2,864)	(2,386)
Net cash used in financing activities	(3,143)	(2,864)	(2,322)
Net increase in cash and cash equivalents	(6,758)	(2,291)	8,143
Cash and cash equivalents, beginning of year	20,223	22,514	14,371
Cash and cash equivalents, end of year	13,465	20,223	22,514
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	8,232	8,231	(1,320)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,661)	(9,442)	(115)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(3)	(1)
Amounts due from subsidiaries	(782)	7,774	4,116
Other accrued liabilities	7	(24)	(21)
Net cash provided by operating activities	1,204	6,536	2,659
Cash flows from financing activities
Dividends paid	(3,186)	(2,864)	(2,387)
Proceeds from exercise of stock options	43		64
Net cash used in financing activities	(3,143)	(2,864)	(2,323)
Net increase in cash and cash equivalents	(4,347)	3,672	336
Cash and cash equivalents, beginning of year	4,574	902	566
Cash and cash equivalents, end of year	$ 227	$ 4,574	$ 902